Basis of Presentation	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Basis of Presentation	NOTE 2 BASIS OF PRESENTATION We prepared these consolidated financial statements in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). We have consistently applied the same accounting policies throughout all periods presented, as if these policies had always been in effect, with the exception of the accounting standards adopted effective January 1, 2022, as disclosed in Note 30. Certain immaterial 2021 figures have been reclassified in the consolidated statements of cash flows and segment information note. These consolidated financial statements were authorized for issue by the Board of Directors on February 16, 2023. Sensitivity analyses included throughout the notes should be used with caution as the changes are hypothetical and not reflective of future performance. The sensitivities have been calculated independently of changes in other key variables. Changes in one factor may result in changes in another, which could increase or reduce certain sensitivities. We prepared these consolidated financial statements under the historical cost basis, except for items that IFRS requires to be measured at fair value. Details of our accounting policies are primarily disclosed in Note 30. Reference to n/a indicates information is not applicable.